Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Asset Measured at Fair Value on Recurring Basis

As of December 31, 2022 and 2023, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurement at Reporting Date Using
Description	Fair value as of December 31, 2022	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments
Variable rate financial instruments	70,542	—	70,542	—
Long-term investments
Equity securities with readily determinable fair values	12,622	12,622	—	—
Total	83,164	12,622	70,542	—

		Fair Value Measurement at Reporting Date Using
Description	Fair value as of December 31, 2023	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments
Variable rate financial instruments	142,084	—	142,084	—
Long-term investments
Equity securities with readily determinable fair values	16,528	16,528	—	—
Total	158,612	16,528	142,084	—